Debt - Summary of Interest Rate Swaps Included on Balance Sheets (Details 4) (Interest Rate Swap [Member], Designated as Hedging Instrument [Member], Cash Flow Hedging [Member], USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2014	Dec. 31, 2013
Accrued Liabilities [Member]
Interest rate swaps included on the balance sheet
Accrued liabilities	$ 640	$ 392
Other Noncurrent Liabilities [Member]
Interest rate swaps included on the balance sheet
Other long-term obligations	$ 380	$ 604